Pension and Postretirement Expense Level 4 (Details) - Estimated Future Plan Benefit Payments - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Estimated future contributions to defined benefit plans in 2013		$ 22
United States Pension Plans of US Entity, Defined Benefit [Member]
2014		21
2015		20
2016		20
2017		19
2018		18
2021-2025		81
Foreign Pension Plans, Defined Benefit [Member]
2014		10
2015		11
2016		11
2017		12
2018		14
2021-2025		90
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
2014		1
2015		1
2016		1
2017		1
2018		1
2021-2025		2
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
2014		0
2015		0
2016		0
2017		0
2018		0
2021-2025		3
Defined Contribution Pension [Member]
Defined Contribution Plan, Cost Recognized		20	$ 17	$ 15
U.S. non-qualified plans [Member]
Postemployment Benefits Liability		7	7
German Early Retirement Program [Member]
Defined Contribution Plan, Cost Recognized	$ 1	1		$ 1
Postemployment Benefits Liability		1	2
European Jubilee Plan [Member]
Postemployment Benefits Liability		$ 8	$ 8